Note 9. Basic and Diluted Loss Per Share: Earnings Per Share Policy, Diluted (Policies)	3 Months Ended
Mar. 31, 2016
Policies
Earnings Per Share Policy, Diluted

Basic and diluted loss per share is computed using the treasury stock method for outstanding stock options and warrants.  For the three months ended March 31, 2016 and 2015 the Company incurred a net loss.  Accordingly, no stock options or warrants have been included in the computation of diluted loss per share as the impact would be anti-dilutive.